GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill - Additional Information (Details)		1 Months Ended	9 Months Ended
	Aug. 31, 2020 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jul. 01, 2022	Dec. 31, 2019 CNY (¥)
Goodwill
Goodwill			¥ 196,289,492		$ 27,572,621	¥ 196,289,492
Decrease in goodwill	¥ 5,723,832
Goodwill impairment			¥ 0	¥ 0
Huanqiuyimeng
Goodwill
Percentage of equity interest acquired									100.00%
Goodwill									¥ 200,478,795
Beijing Quanouyimeng Culture Communication Co Ltd
Goodwill
Percentage of equity interest acquired									100.00%
Goodwill							¥ 0
Equity interest sold percentage							70.00%	70.00%
Fair value of goodwill							¥ 0
Youru
Goodwill
Goodwill acquired		¥ 1,534,529